Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Note 20. Earnings (Loss) per Share
The computation of loss per share of Class A and Class X common stock is as follows (in thousands, except share and per share information):

	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(152,641)	$(194,192)
Denominator:
Weighted-average common shares outstanding, basic and diluted	6,238,777	6,149,784
Net loss per common share, basic and diluted	$(24.47)	$(31.58)
Basic net loss per common share is the same as dilutive net loss per common share for the years ended December 31, 2023 and 2022 as the inclusion of all potential common shares would have been antidilutive. The weighted average common shares outstanding (basic and diluted) in the above table exclude the 160,000 shares that were forfeited by Mr. Daikeler for the period of time after they were forfeited (June 15, 2023) and includes (1) the 420,769 shares that were issued in the Equity Offering on December 13, 2023 for the period of time after they were issued and (2) the pre-funded
warrants to purchase up to 122,821 shares of Class A common stock issued in the Equity Offering on December 13, 2023 for the period of time after they were issued, as the exercise of the pre-funded
warrants requires nominal consideration for the delivery of the common stock.

The following table presents the common shares that are excluded from the computation of diluted net loss per common share as of the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2023	2022
Time Vested Options	839,479	968,293
Performance Vested Options	318,440	—
RSUs	301,881	63,184
Compensation warrants	79,612	79,612
Public and Private Placement Warrants	306,667	306,667
Term Loan warrants	97,482	94,335
Common Stock Warrants	543,590	—
Forest Road Earn-out Shares	75,000	75,000

	2,562,151	1,587,091

The Forest Road
Earn-out
Shares are unvested and are subject to forfeiture if certain earnout conditions are not satisfied. Subject to certain other terms and conditions, the Forest Road
Earn-out
Shares will vest, in equal tranches of 10% each, commencing on December 22, 2021, upon the occurrence of the Company’s last sale price on the NYSE exceeding each of the following price per share thresholds for any 20 trading days within any consecutive
30-day
trading period: $600.00, $650.00, $700.00, $750.00 and $800.00. Any Forest Road
Earn-out
Shares that do not vest within ten years will be forfeited. The Forest Road
Earn-out
Shares are accounted for as equity-classified equity instruments and recorded in additional paid in capital. As of December 31, 2023, all Forest Road
Earn-out
Shares are unvested. The Forest Road
Earn-out
Shares are considered participating securities as they would share in any dividends declared by the Company. However, as there is no specific requirement to allocate any losses of the Company to the holders of the Forest Road
Earn-out
Shares and there is no legal requirement to have them fund such losses, the two-class
method for earnings per share is not applicable for loss periods.